Consolidated Statements of Changes in Equity - CAD CAD in Millions	Total	Common shares	Preferred shares	Contributed surplus	Deficit	Other reserves [member]	Accumulated other comprehensive income		Attributable to shareholders	Attributable to non-controlling interests	Common shares	Common shares Deficit	Common shares Attributable to shareholders	Preferred shares	Preferred shares Deficit	Preferred shares Attributable to shareholders
Balance, beginning of year at Dec. 31, 2015	CAD 4,390	CAD 3,075	CAD 942	CAD 9	CAD (1,018)		CAD 353	[1]	CAD 3,361	CAD 1,029
Net earnings (loss)	276				169				169	107
Other comprehensive income (loss)
Net losses on translating net assets of foreign operations, net of hedges and of tax	(53)						(53)	[1]	(53)
Gains (Losses) On Cash Flow Hedges Relating To Equity, Net Of Tax	130						106	[1]	106	24
Net actuarial gains on defined benefits plans, net of tax	8						8	[1]	8
Intercompany available-for-sale investments	0					CAD (15)	(15)	[1]	(15)	15
Total comprehensive income	361				169		46	[1]	215	146
Preferred share dividends (Note 24)	(52)										CAD (58)	CAD (58)	CAD (58)	CAD (52)	CAD (52)	CAD (52)
Changes in non-controlling interests in TransAlta Renewables (Note 4)	164				26		0	[1]	26	138
Distributions paid, and payable, to non-controlling interests	(161)									(161)
Common shares issued	19	19							19
Balance, end of year at Dec. 31, 2016	4,663	3,094	942	9	(933)		399	[1]	3,511	1,152
Net earnings (loss)	(118)				(160)				(160)	42
Other comprehensive income (loss)
Net losses on translating net assets of foreign operations, net of hedges and of tax	(25)						(25)	[1]	(25)
Gains (Losses) On Cash Flow Hedges Relating To Equity, Net Of Tax	106						106	[1]	106	0
Net actuarial gains on defined benefits plans, net of tax	(6)						(6)		(6)
Intercompany available-for-sale investments	0					11			11	(11)
Total comprehensive income	(43)				(160)		86	[1]	(74)	31
Preferred share dividends (Note 24)	(30)										CAD (34)	CAD (34)	CAD (34)	CAD (30)	CAD (30)	CAD (30)
Changes in non-controlling interests in TransAlta Renewables (Note 4)	0				(52)	CAD 4			(48)	48
Adjustments for share-based payments	1			1					1
Distributions paid, and payable, to non-controlling interests	(172)									(172)
Balance, end of year at Dec. 31, 2017	CAD 4,385	CAD 3,094	CAD 942	CAD 10	CAD (1,209)		CAD 489	[1]	CAD 3,326	CAD 1,059

[1]	(1) Refer to Note 25 for details on components of, and changes in, accumulated other comprehensive income (loss).